Gains and losses on disposal and main changes in scope of consolidation - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	May 28, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 24, 2021	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Changes in ownership interests with no gain/loss of control		€ (398)	[1]	€ (2)	€ 5
Equity attributable to owners of parent [member]
Disclosure of detailed information about business combination [line items]
Changes in ownership interests with no gain/loss of control		(185)	[1]	(21)	4
Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Changes in ownership interests with no gain/loss of control		€ (213)	[1]	19	1
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest aimed to acquire at public offer	6.38%
Acquisition cost				€ 4	€ 3
Ownership interest held		100.00%
Telekom Romania Communications [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)		54.00%					54.00%
Acquisition cost							€ 547
Non controlling interest on acquisition							€ 251
Orange Romania [member]
Disclosure of detailed information about business combination [line items]
Ownership interest held		99.20%
Orange Concessions
Disclosure of detailed information about business combination [line items]
Ownership interest held		50.00%
Orange Belgium [member]
Disclosure of detailed information about business combination [line items]
Ownership interest held		78.32%
Orange Belgium [member] | VOO SA [Member]
Disclosure of detailed information about business combination [line items]
Enterprise value for 100% capital						€ 1,800
Voting equity interests acquired (as a percent)						75.00%

[1]	Including the partial buyout of non controlling interests in Orange Belgium and the full buyout of non controlling interests in Orange Bank (see Note 3.2)